Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 206,730	$ 208,944	$ 27,080
Restricted cash	725	775	225
Marketable securities	403,591	276,710	6,659
Accounts receivable	2,143	5,971	1,677
Inventories, net	3,283	3,613	4,002
Prepaid expenses and other current assets	10,371	4,797	1,824
Total current assets	626,843	500,810	41,467
Property and equipment, net	8,366
Property and equipment, net		7,689	7,867
Operating lease right-of-use assets	12,835
Goodwill	701	701	701
Other non-current assets	2,469	1,151	1,829
Total assets	651,214	510,351	51,864
Current liabilities:
Accounts payable	7,845	6,039	3,456
Accrued and other current liabilities	8,919	10,452	3,526
Operating lease liabilities	4,312
Debt, current	104	99	7,791
Total current liabilities	21,180	16,590	14,773
Warrant liabilities	51,753	343,400	1,122
Debt, non-current	223	302	1,555
Operating lease liabilities, non-current	9,662
Other non-current liabilities	1,236	1,318	1,401
Total liabilities	84,054	361,610	18,851
Commitments and contingencies (Note 17)
Stockholders’ equity (deficit):
Additional paid-in capital	1,227,559	733,175	10,457
Accumulated other comprehensive income (loss)	(9)	34	(1)
Treasury stock, at cost, 0 and 4,958,471 shares as of December 31, 2020 and 2019, respectively		0	0
Accumulated deficit	(660,424)	(584,501)	(222,203)
Total stockholders’ equity (deficit)	567,160	148,741	(211,730)
Total liabilities, convertible preferred stock and stockholders’ equity	651,214	510,351	51,864
Founders Convertible Preferred Stock
Stockholders’ equity (deficit):
Preferred stock		0	3
Total stockholders’ equity (deficit)	0	0	3
Series A Convertible Preferred Stock
Convertible preferred stock:
Series A convertible preferred stock, $0.00001 par value; None authorized, issued and outstanding as of December 31, 2020; 102,740,023 shares authorized, 94,818,151 shares issued and outstanding as of December 31, 2019	0	0	244,743
Founders Convertible Preferred Stock
Stockholders’ equity (deficit):
Preferred stock		0	0
Class A Common Stock
Stockholders’ equity (deficit):
Common stock	23	22	14
Class B Common Stock
Stockholders’ equity (deficit):
Common stock	$ 11	$ 11	$ 0